FOREIGN OPERATIONS (Details)	12 Months Ended
Dec. 31, 2012
Foreign Operations [Line Items]
Minimum appropriation of profits into statutory reserve	10.00%
Required percentage of registered capital that much be reached in statutory reserves	50.00%
Henan Green [Member]
Foreign Operations [Line Items]
Required percentage of registered capital that much be reached in statutory reserves	50.00%
Henan Green [Member] | Minimum [Member]
Foreign Operations [Line Items]
Percentage of income after tax required for the Statutory Common Welfare Fund	5.00%
Henan Green [Member] | Maximum [Member]
Foreign Operations [Line Items]
Percentage of income after tax required for the Statutory Common Welfare Fund	10.00%